Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables	$ 120	$ (1,023)	$ (371)
Inventory	(56)	1,182	(971)
Prepaid expenses and other current assets	(750)	(702)	(170)
Payables and accrued liabilities	634	51	(615)
Income taxes payable	(109)	395	(188)
Deferred revenues	3,010	3,031	743
Provision for restructuring and other costs			(389)
Employee future benefits (note 18)	(349)	(532)	(483)
Increase (decrease) in operating assets and liabilities	$ 2,500	$ 2,402	$ (2,444)